DEBT AND CREDIT FACILITIES - 2021 Senior Notes (Details) € in Millions, $ in Millions			9 Months Ended		12 Months Ended
	Sep. 29, 2021 USD ($)	Aug. 08, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 29, 2021 EUR (€)	Aug. 08, 2017 EUR (€)
Debt Instrument [Line Items]
Repayments of debt			$ 2,667.8	$ 16.7	$ 22.9	$ 21.3	$ 20.5
Unamortized deferred financing costs			40.6		39.6	44.6
Senior Notes
Debt Instrument [Line Items]
Debt face amount | €									€ 450.0
Interest rate		5.625%							5.625%
Percentage of redemption on principal amount		101.00%
Deferred financing costs		$ 14.5
Unamortized deferred financing costs					9.7	$ 10.6
Senior Notes | 2021 Senior Notes
Debt Instrument [Line Items]
Debt face amount	$ 500.0
Interest rate	4.625%							4.625%
Percentage of redemption on principal amount	100.00%
Deferred financing costs	$ 6.2
Unamortized deferred financing costs			$ 6.2		$ 9.7
Redemption price percentage	40.00%
Senior Notes | 2021 Senior Notes | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Percentage of redemption on principal amount	104.625%
Senior Notes | 2017 Senior Notes
Debt Instrument [Line Items]
Debt amount redeemed | €								€ 450.0
Interest rate	5.625%							5.625%
Percentage of redemption on principal amount	101.40%
Repayments of debt	$ 536.7
Redemption value, principal amount	529.1
Payment of redemption premium	7.6
Write off of Deferred Debt Issuance Cost	$ 8.0